Document And Entity Information	Sep. 22, 2026
Document Information Line Items
Entity Central Index Key	0001370755
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	BLACKROCK TCP CAPITAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-00899
Entity Tax Identification Number	56-2594706
Entity Address, Address Line One	2951 28th Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	566-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TCPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false